Notes Payable (Details) - Schedule of Promissory Notes - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Dec. 31, 2022
Schedule of Promissory Notes [Abstract]
Promissory notes payable	$ 19,722,931	$ 19,722,931	$ 20,237,559
Promissory notes payable-related party	7,800	7,800	49,132
Less: Discount	(2,100,966)	(65,506)	(5,117,631)
Less: Deferred finance costs	(15,798)
Promissory notes payable, net	$ 17,613,966	$ 19,665,225	$ 15,070,796